Capital Contribution Agreement with the Parent	12 Months Ended
	Dec. 31, 2011 SQN Alternative Investment Fund III L.P.	Dec. 31, 2010 SQN AIF III GP, LLC and Subsidiary
Capital Contribution Agreement with the Parent

3.  Capital Contribution Agreement with the Parent

Capital has entered into a Capital Contribution Agreement with the Company pursuant to which Capital has agreed to contribute, from time to time, an aggregate amount of up to $1,000,000 to the capital of the Company. There are no restrictions or covenants associated with this agreement that would preclude the Company from receiving any or the entire aggregate amount of capital contributions provided for in the agreement, except that Capital is under no obligation to provide any additional funding to the Company once it has contributed $1,000,000 to the capital of the Company.

3.  Capital Contribution Agreement with the Parent

The Parent has entered into a Capital Contribution Agreement with the Company pursuant to which the Parent has agreed to contribute, from time to time, an aggregate amount of up to $1,000,000 to the capital of the Company. There are no restrictions or covenants associated with this agreement that would preclude the Company from receiving any or all of the aggregate amount of capital contributions provided for in the agreement, except that the Parent is under no obligation to provide any additional funding to the Company once it has contributed $1,000,000 to the capital of the Company.